Long-term investments (Details) ¥ in Thousands, $ in Thousands	1 Months Ended							12 Months Ended
	Nov. 30, 2023 CNY (¥)	Jul. 31, 2022 CNY (¥)	Nov. 30, 2021 CNY (¥)	Jul. 31, 2021 CNY (¥)	Feb. 28, 2021 CNY (¥)	Aug. 31, 2020 CNY (¥) item	Apr. 30, 2018 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)	Aug. 31, 2023 CNY (¥)	Dec. 31, 2020 CNY (¥)
Equity investments:
Equity method investments								¥ 1,505,509		¥ 1,325,800
Equity securities without readily determinable fair value:
Equity securities using fair value option								1,528,861
Equity securities without readily determinable fair value								391,205		101,536
Invested in equity securities without readily determinable fair value								294,657		35	¥ 4,000
Equity securities with readily determinable fair value								45,323		48,290
Debt investments:
Held-to-maturity debt securities - time deposit								1,875,318		3,231,924
Retained asset-backed securities								21,000
Available-for-sale debt securities								120,000		1,648,861
Total								5,487,216		6,356,411		$ 772,858
Number of third party investors | item						3
Amount of investment						¥ 200,000
Impairment recognized, long term investments								0		0	0
Share of income of equity investees								¥ 64,394	$ 9,070	¥ 377,775	62,510
Weighted average maturity period of held to maturity debt securities								1 year 6 months	1 year 6 months	1 year 10 months 24 days
Total capital contribution				¥ 650,000						¥ 120,000	650,000
Total consideration										¥ 270,000
Discontinued Operation, Gain (Loss) on Disposal, Statement of Income or Comprehensive Income [Extensible Enumeration]										Debt Securities, Available-for-sale, Unrealized Gain (Loss)
Capital contribution by company				550,000
Capital contribution by unrelated investors				¥ 100,000
Net cumulative fair value adjustments	¥ 977,294									¥ (977,294)
Debt securities issued to investors													¥ 859,000
Available-for-sale debt securities increase in fair value								¥ 946,571		0
Amount of tax impact on the increase in fair value of available for sale debt securities								0		200,235
Other comprehensive income attributed to non-controlling interests								0		746,336
Other comprehensive income
Debt investments:
Unrealised gain on deferred tax	¥ 206,734
Private company | Discontinued Operations, Disposed of by Sale
Debt investments:
Total consideration		¥ 120,000
Non- Controlling Interests
Debt investments:
Other comprehensive income attributed to non-controlling interests								¥ 0		¥ 151,299
Related party | Weilan
Debt investments:
Amount of investment			¥ 50,000
Equity method investment, fair value, excess amount over consideration adjusted to additional paid in capital			¥ 18,535
Weineng
Debt investments:
Percentage of equity interest						25.00%				19.80%
Other third-party investors
Debt investments:
Percentage of equity interest								19.40%				19.40%
Additional investment		¥ 40,000									640,000
Weilan
Debt investments:
Percentage of equity interest			1.03%
Fair value of the investment over the carrying amount			¥ 68,535
Private company
Equity investments:
Equity method investments														¥ 0
Debt investments:
Percentage of equity interest					4.50%		22.50%
Share of income of equity investees										¥ 377,775	¥ (62,510)
Investment at fair value, Remeasurement gain					¥ 29,114
Private company | Discontinued Operations, Disposed of by Sale
Debt investments:
Recognized investment gain										4,652
Weineng
Debt investments:
Additional investment								¥ 270,000
Private fund
Debt investments:
Amount of investment								94,849		192,723
Private company
Debt investments:
Amount of investment							¥ 112,500
Share of income of equity investees								¥ 64,394
Realized gain in the share of income of Investee on disposal					104,653
Investment at fair value, Remeasurement					¥ 133,767
Private company | Discontinued Operations, Disposed of by Sale
Debt investments:
Recognized investment gain										¥ 171,567